Summary of Liquid Assets by Type and Currency (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 610,345	$ 601,604
Securities received as collateral from securities financing and derivative transactions	274,791	272,051
Total liquid assets	$ 885,136	$ 873,655
% of total	100.00%	100.00%
Encumbered liquid assets	$ 291,466	$ 293,999
Unencumbered liquid assets	593,670	579,656
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	157,250	173,895
Securities received as collateral from securities financing and derivative transactions	122,112	124,999
Total liquid assets	$ 279,362	$ 298,894
% of total	32.00%	34.00%
Encumbered liquid assets	$ 120,484	$ 134,152
Unencumbered liquid assets	158,878	164,742
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	48,965	70,271
Total liquid assets	$ 48,965	$ 70,271
% of total	6.00%	8.00%
Encumbered liquid assets	$ 628	$ 798
Unencumbered liquid assets	48,337	69,473
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	17,133	26,176
Securities received as collateral from securities financing and derivative transactions	88,511	92,825
Total liquid assets	$ 105,644	$ 119,001
% of total	12.00%	14.00%
Encumbered liquid assets	$ 68,175	$ 83,456
Unencumbered liquid assets	37,469	35,545
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	28,650	23,615
Securities received as collateral from securities financing and derivative transactions	157	2
Total liquid assets	$ 28,807	$ 23,617
% of total	3.00%	3.00%
Encumbered liquid assets	$ 1,161	$ 1,104
Unencumbered liquid assets	27,646	22,513
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	38,099	30,213
Securities received as collateral from securities financing and derivative transactions	23,907	24,808
Total liquid assets	$ 62,006	$ 55,021
% of total	7.00%	6.00%
Encumbered liquid assets	$ 33,364	$ 37,142
Unencumbered liquid assets	28,642	17,879
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	11,657	9,062
Securities received as collateral from securities financing and derivative transactions	4,935	3,775
Total liquid assets	$ 16,592	$ 12,837
% of total	2.00%	1.00%
Encumbered liquid assets	$ 3,659	$ 2,542
Unencumbered liquid assets	12,933	10,295
Canadian Dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	12,746	14,558
Securities received as collateral from securities financing and derivative transactions	4,602	3,589
Total liquid assets	$ 17,348	$ 18,147
% of total	2.00%	2.00%
Encumbered liquid assets	$ 13,497	$ 9,110
Unencumbered liquid assets	3,851	9,037
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	453,095	427,709
Securities received as collateral from securities financing and derivative transactions	152,679	147,052
Total liquid assets	$ 605,774	$ 574,761
% of total	68.00%	66.00%
Encumbered liquid assets	$ 170,982	$ 159,847
Unencumbered liquid assets	434,792	414,914
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	84,777	84,956
Total liquid assets	$ 84,777	$ 84,956
% of total	10.00%	10.00%
Encumbered liquid assets		$ 120
Unencumbered liquid assets	$ 84,777	84,836
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	96,971	79,108
Securities received as collateral from securities financing and derivative transactions	4,620	3,143
Total liquid assets	$ 101,591	$ 82,251
% of total	11.00%	9.00%
Encumbered liquid assets	$ 11,378	$ 10,268
Unencumbered liquid assets	90,213	71,983
Other than Canadian dollar [member] | Equities [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	25,665	41,961
Securities received as collateral from securities financing and derivative transactions	32,006	33,280
Total liquid assets	$ 57,671	$ 75,241
% of total	6.00%	9.00%
Encumbered liquid assets	$ 42,347	$ 38,077
Unencumbered liquid assets	15,324	37,164
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	86,611	83,386
Securities received as collateral from securities financing and derivative transactions	54,614	44,924
Total liquid assets	$ 141,225	$ 128,310
% of total	16.00%	15.00%
Encumbered liquid assets	$ 47,518	$ 34,903
Unencumbered liquid assets	93,707	93,407
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	92,793	74,898
Securities received as collateral from securities financing and derivative transactions	7,924	5,082
Total liquid assets	$ 100,717	$ 79,980
% of total	11.00%	9.00%
Encumbered liquid assets	$ 21,660	$ 18,949
Unencumbered liquid assets	79,057	61,031
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	66,278	63,400
Securities received as collateral from securities financing and derivative transactions	53,515	60,623
Total liquid assets	$ 119,793	$ 124,023
% of total	14.00%	14.00%
Encumbered liquid assets	$ 48,079	$ 57,530
Unencumbered liquid assets	$ 71,714	$ 66,493